Capital and Reserves - Share Capital (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares capital	$ 612,710	$ 612,660
Quantity [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	612,710,079
Nominal Value Per Share [Member]
Disclosure of classes of share capital [line items]
Share capital	$ 1
Votes Per Share [Member]
Disclosure of classes of share capital [line items]
Votes per share	1
Shares Outstanding [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	$ 612,615
Pending Issuance Or Distribution [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	95
Paid In [Member]
Disclosure of classes of share capital [line items]
Number of shares capital	$ 612,710